ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2018
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 12 - ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES:

	December 31,
	2018	2017
	U.S. dollars in thousands
Accrued expenses	5,599	4,969
Employees and related liabilities	1,380	1,045
Government institutions	78	11
	7,057	6,025

The fair value of the accounts payable and accrued expense balances approximates their carrying amounts.